Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net (loss) income	$ (1,773,183)	$ (591,529)	$ (1,398,144)	$ 757,381
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	523,829	393,842	599,436	660,784
Changes in operating assets and liabilities:
Accounts receivables	(2,381)	(127,607)	(130,624)
Accounts receivables – related parties	(3,267,107)	1,004,502	(677,340)	(2,068,248)
Advances to vendors - related parties	(27,798)	(192,007)	(241,111)	426,155
Advance to vendors	2,026,571	27,364	62,558	(10,173)
Other current assets	(10,891)	(100,380)	(41,946)
Inventories	15,004	(345,422)	541,672	(938,790)
Right-of-use assets				(21,057)
Notes payable		(1,249,585)	(1,279,128)	731,649
Accounts payables	11,165	2,115,321	2,705,565	2,142,552
Accounts payables - related parties	136,707	(749,379)	(71,998)	438,112
Advances from customers		143,867	147,438	(330,004)
Retainage payable		(36,313)	(37,172)	(698,320)
Other current liabilities	134,606	(145,077)	(263,284)	162,307
Net cash (used in) provided by operating activities	(2,233,478)	147,597	(84,078)	1,252,348
Cash flow from investing activities
Loan receivable	(194,536)			(75,817)
Purchase of equipment and factory construction	(41,686)	(2,364,359)	(3,017,818)	(2,504,738)
Net cash used in investing activities	(236,222)	(2,364,359)	(3,017,818)	(2,580,555)
Cash flow from financing activities
Share issuances for cash		399,000	399,000
Proceeds from to related parties	1,029,183	94,978	318,471	2,398,588
Repayments of borrowings-related parties			(28,263)	(94,468)
New borrowings	6,072,312	4,118,118	7,150,529	1,981,864
Repayments of borrowings	(4,645,697)	(3,626,600)	(6,028,058)	(2,380,856)
Net cash provided by financing activities	2,455,798	985,496	1,811,679	1,905,128
Effect of exchange rate changes	833	(88,504)	(31,875)	70,325
Increase in cash	(13,069)	(1,319,770)	(1,322,092)	647,246
Cash and restricted cash, beginning	41,687	1,363,779	1,363,779	716,533
Cash and restricted cash, ending	28,618	44,009	41,687	1,363,779
Supplemental disclosures of cash flow
Interest paid	224,479	129,099	207,078	94,572
Income taxes paid	19,046	89,876	106,101	3,861
Noncash investing and financing activities
Construction in progress additions		$ 2,364,359	$ 2,917,906